Fair Value Adjustment Gain on DFA - Summary of Fair Value Adjustment Gain on DFA (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Material income and expense [abstract]
Fair value adjustment gain on DFA	$ 12,302,160